CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues
Software	$ 291	$ 275	$ 2,409
Wireless system solution	11,271	1,176	3,928
- Related party	192	0	131
-Third Party	11,079	1,176	3,797
Total revenues	11,562	1,451	6,337
Cost of sales
Software	568	640	1,205
Wireless system solution	9,976	1,049	2,203
- Related party	127	0	0
-Third Party	9,849	1,049	2,203
Total cost of sales	10,544	1,689	3,408
Gross (loss) profit	1,018	(238)	2,929
Operating expenses
Selling and marketing expenses	557	685	629
General and administrative expenses	2,805	8,278	3,276
Research and development expenses	249	201	311
Total Operating expenses	3,611	9,164	4,216
Loss from operations	(2,593)	(9,402)	(1,287)
Other income(expense)
Subsidy income	0	237	0
Interest income	79	117	162
loss of net investment in sales-type leases	(1,443)	0	0
Other income (expense), net	(1,176)	60	120
- Related party	44	0	0
-Third Party	(1,220)	60	120
Total other income (expense), net	(2,540)	414	282
Loss before income tax expenses	(5,133)	(8,988)	(1,005)
Income tax expenses	0	0	32
Net loss	(5,133)	(8,988)	(1,037)
Other comprehensive income
Foreign currency translation gain	616	1,194	676
Comprehensive loss	$ (4,517)	$ (7,794)	$ (361)
Loss per ordinary share:
Basic and Diluted (in dollars per share)	$ (3.65)	$ (6.40)	$ (0.74)
Weighted average number of ordinary shares outstanding Basic and Diluted (in shares)	1,405,000	1,405,000	1,405,000